EARNINGS PER SHARE (EPS) - Capital issued (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Mar. 14, 2019
Disclosure of detailed information about business combination
Number of options, granted during the period	1,200,000	1,200,000
Bioceres LLC
Disclosure of detailed information about business combination
Number of shares issued			27,116,174
Bioceres Semillas
Disclosure of detailed information about business combination
Number of shares issued			119,443
Original founders of Union | Founder Shares | Bioceres LLC
Disclosure of detailed information about business combination
Number of shares issued			862,500